UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Series Floating Rate High Income Fund Fidelity® Series Floating Rate High Income Fund Class F Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Albertson's LLC	2.3	2.5
Caesars Growth Properties Holdings, LLC	1.5	1.5
Valeant Pharmaceuticals International, Inc.	1.4	1.5
Laureate Education, Inc.	1.2	1.1
Charter Communication Operating LLC	1.1	0.8
	7.5

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Technology	10.5	10.4
Services	9.2	8.3
Telecommunications	8.3	6.2
Healthcare	8.3	10.0
Utilities	6.1	5.7

Quality Diversification (% of fund's net assets)

As of March 31, 2017
BBB	1.2%
BB	32.4%
B	48.0%
CCC,CC,C	6.5%
Not Rated	5.3%
Equities	0.7%
Short-Term Investments and Net Other Assets	5.9%

As of September 30, 2016
BBB	1.6%
BB	32.7%
B	49.6%
CCC,CC,C	7.9%
D	0.2%
Not Rated	4.2%
Equities	0.6%
Short-Term Investments and Net Other Assets	3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2017 *
Bank Loan Obligations	91.2%
Nonconvertible Bonds	2.2%
Common Stocks	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.9%

 * Foreign investments - 9.8%

As of September 30, 2016 *
Bank Loan Obligations	92.9%
Nonconvertible Bonds	3.3%
Common Stocks	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 8.0%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 91.2%(a)
	Principal Amount	Value
Aerospace - 0.7%
Gemini HDPE LLC Tranche B, term loan 4.039% 8/7/21 (b)	$360,892	$364,277
TransDigm, Inc.:
Tranche D, term loan 3.9835% 6/4/21 (b)	1,954,774	1,948,147
Tranche F, term loan 3.7806% 6/9/23 (b)	992,465	987,344

TOTAL AEROSPACE		3,299,768

Automotive & Auto Parts - 1.3%
Caliber Holdings Corp.:
Tranche 1LN, term loan 4% 2/1/24 (b)	390,909	393,352
Tranche 2LN, term loan:
2/1/25 (c)	120,000	121,500
2/1/24(d)	39,091	39,335
Chrysler Group LLC term loan 3.39% 12/31/18 (b)	389,135	391,081
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (b)	1,462,500	1,456,679
NN, Inc. term loan 3/22/21 (c)	500,000	499,690
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	1,621,313	1,509,167
Tranche 2LN, term loan 10% 11/27/21 (b)	1,425,000	821,156
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (b)	475,430	475,787

TOTAL AUTOMOTIVE & AUTO PARTS		5,707,747

Broadcasting - 1.2%
CBS Radio, Inc. term loan 4.5% 10/17/23 (b)	903,160	909,555
Clear Channel Communications, Inc. Tranche D, term loan 7.5306% 1/30/19 (b)	2,455,000	2,104,131
Entercom Radio, LLC Tranche B, term loan 4.5631% 11/1/23 (b)	238,542	239,675
ION Media Networks, Inc. Tranche B, term loan 4.5% 12/18/20 (b)	953,401	960,552
Univision Communications, Inc. Tranche C 5LN, term loan 3.75% 3/15/24 (b)	966,460	960,014

TOTAL BROADCASTING		5,173,927

Building Materials - 0.5%
HD Supply, Inc. Tranche B, term loan 3.7482% 10/17/23 (b)	248,750	250,305
Jeld-Wen, Inc. Tranche B 3LN, term loan 4% 7/1/22 (b)	761,572	766,012
Ventia Deco LLC Tranche B, term loan 5% 5/21/22 (b)	1,148,175	1,151,046

TOTAL BUILDING MATERIALS		2,167,363

Cable/Satellite TV - 2.3%
Altice U.S. Finance SA:
term loan 3.7806% 1/15/25 (b)	498,750	497,817
Tranche B, term loan 1/25/25 (c)	250,000	249,610
Charter Communication Operating LLC:
term loan 2.79% 1/3/21 (b)	1,347,159	1,349,853
Tranche H, term loan 2.79% 1/15/22 (b)	990,000	991,921
Tranche I, term loan 3.04% 1/15/24 (b)	2,658,150	2,669,607
Numericable LLC Tranche B, term loan 5.289% 1/15/24 (b)	1,602,888	1,604,026
Virgin Media Bristol LLC Tranche 1LN, term loan 3.6622% 1/31/25 (b)	1,000,000	1,002,190
WideOpenWest Finance LLC Tranche B, term loan 4.5539% 8/19/23 (b)	984,402	988,772
Zayo Group LLC Tranche B 1LN, term loan 3.5% 1/19/24 (b)	1,000,000	1,003,470

TOTAL CABLE/SATELLITE TV		10,357,266

Capital Goods - 0.3%
SRAM LLC. Tranche B, term loan 4.5514% 3/15/24 (b)	236,463	236,759
Wireco Worldgroup, Inc. Tranche B 1LN, term loan 6.5% 9/30/23 (b)	497,500	500,609
Zodiac Pool Solutions LLC Tranche B 1LN, term loan 5.5% 12/20/23 (b)	498,750	501,658

TOTAL CAPITAL GOODS		1,239,026

Chemicals - 1.7%
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3.9022% 3/30/24 (b)	483,788	483,991
Kraton Polymers LLC term loan 5% 1/6/22 (b)	987,911	996,555
MacDermid, Inc.:
term loan 5% 6/7/23 (b)	995,000	996,871
Tranche B 5LN, term loan 4.5% 6/7/20 (b)	871,220	879,314
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.25% 6/19/22 (b)	985,000	993,924
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	49,655	49,696
The Chemours Co. LLC Tranche B, term loan 3.79% 5/12/22 (b)	706,227	709,758
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	1,331,288	1,341,831
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	419,551	421,825
Univar, Inc. term loan 3.6083% 7/1/22 (b)	566,393	567,367

TOTAL CHEMICALS		7,441,132

Consumer Products - 1.2%
CSM Bakery Supplies Tranche B 1LN, term loan 5% 7/3/20 (b)	681,456	640,569
Hercules Achievement, Inc. Tranche B, term loan 5.02% 12/11/21 (b)	1,449,076	1,466,827
Prestige Brands, Inc. term loan 3.5306% 1/26/24 (b)	673,083	678,690
Weight Watchers International, Inc. Tranche B 2LN, term loan 4.2036% 4/2/20 (b)	1,533,023	1,425,083
Wilsonart LLC Tranche B, term loan 4.5% 12/19/23 (b)	997,500	1,006,228

TOTAL CONSUMER PRODUCTS		5,217,397

Consumer Services - 0.2%
Optiv Security, Inc.:
Tranche 2LN, term loan 8.25% 2/1/25 (b)	145,000	147,175
Tranche B 1LN, term loan 4.25% 2/1/24 (b)	720,000	723,154
Rep Wwex Acquisition Parent LLC Tranche B 1LN, term loan 5.53% 2/3/24 (b)	160,000	160,667

TOTAL CONSUMER SERVICES		1,030,996

Containers - 2.4%
Berlin Packaging, LLC Tranche B 1LN, term loan 4.5% 10/1/21 (b)	1,978,546	1,987,727
Berry Plastics Corp.:
term loan 3.2806% 10/1/22 (b)	2,029,496	2,041,328
Tranche L, term loan 3.1078% 1/6/21 (b)	1,213,791	1,219,253
BWAY Holding Co. Tranche B, term loan:
3/22/24 (c)	250,000	249,220
4.755% 8/14/23 (b)	1,007,627	1,004,947
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (b)	1,750,511	1,746,135
Hostess Brands LLC Tranche B 1LN, term loan 4% 8/3/22 (b)	100,199	101,101
Printpack Holdings, Inc. Tranche B, term loan 4% 7/26/23 (b)	363,175	364,083
Reynolds Group Holdings, Inc. Tranche B, term loan 3.7806% 2/5/23 (b)	1,626,835	1,632,432
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (b)	327,250	327,659

TOTAL CONTAINERS		10,673,885

Diversified Financial Services - 3.8%
AlixPartners LLP:
term loan 4% 7/28/22 (b)	888,773	890,203
Tranche B, term loan 4.1496% 4/29/24 (b)	1,000,000	1,003,750
ASP Chromaflo Intermediate Hol Tranche B 1LN, term loan 5% 11/18/23 (b)	563,587	566,056
AssuredPartners, Inc. Tranche B 1LN, term loan 5.25% 10/22/22 (b)	1,378,387	1,387,347
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 3.7283% 3/20/22 (b)	3,000,000	3,038,760
Broadstreet Partners, Inc. Tranche B, term loan 5.25% 11/8/23 (b)	498,750	506,855
Constellation Brands Tranche B, term loan 4.8873% 12/16/23 (b)	498,750	502,336
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3/30/24 (c)	750,000	752,498
Delos Finance SARL term loan 3.2482% 10/6/23 (b)	1,605,000	1,621,451
Fly Funding II SARL Tranche B, term loan 3.79% 2/9/22 (b)	922,870	925,177
Fort Dearborn Holding Co., Inc. Tranche B, term loan 5.005% 10/19/23 (b)	164,588	165,410
HarbourVest Partners LLC Tranche B, term loan 3.3814% 2/4/21 (b)	256,630	257,913
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8.1196% 9/11/22 (b)	1,000,000	940,000
Tranche B 1LN, term loan 4.8696% 9/11/21 (b)	690,900	675,928
Ocwen Loan Servicing LLC Tranche B, term loan 6% 12/5/20 (b)	256,750	258,516
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7% 10/31/22 (b)	997,500	1,010,717
TransUnion LLC Tranche B 2LN, term loan 3.2806% 4/9/23 (b)	1,443,289	1,451,415
UFC Holdings LLC Tranche B 1LN, term loan 4.25% 8/18/23 (b)	820,875	824,536

TOTAL DIVERSIFIED FINANCIAL SERVICES		16,778,868

Energy - 4.9%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	1,476,761	1,476,761
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (b)	800,000	882,664
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5534% 8/23/21 (b)	750,000	797,813
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.9324% 5/16/21 (b)	1,500,000	1,458,750
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	1,025,320	1,039,849
Crestwood Holdings Partners LLC Tranche B, term loan 9.0418% 6/19/19 (b)	2,317,798	2,315,874
Empire Generating Co. LLC:
Tranche B, term loan 5.29% 3/14/21 (b)	885,743	880,580
Tranche C, term loan 5.29% 3/14/21 (b)	83,266	82,781
ExGen Renewables I, LLC Tranche B term loan 5.2718% 2/6/21 (b)	484,248	486,670
Expro Finservices SARL Tranche B, term loan 5.75% 9/2/21 (b)	2,101,395	1,648,713
Foresight Energy LLC Tranche B 1LN, term loan 3/28/22 (c)	750,000	729,375
FTS International, Inc. Tranche B, term loan 5.75% 4/16/21 (b)	580,000	503,272
Gavilan Resources LLC Tranche 2LN, term loan 7% 3/1/24 (b)	1,000,000	987,500
Gulf Finance LLC Tranche B 1LN, term loan 6.25% 8/25/23 (b)	1,990,000	1,981,702
International Seaways, Inc. Tranche B, term loan 5.7899% 8/5/19 (b)	687,681	685,536
MRP Generation Holdings LLC Tranche B, term loan 8% 10/18/22 (b)	556,103	552,627
Pacific Drilling SA Tranche B, term loan 4.625% 6/3/18 (b)	884,130	403,384
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	444,375	384,940
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	1,205,743	814,877
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (b)	1,401,361	1,320,783
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5.5% 6/26/22 (b)	1,377,641	1,387,974
Western Refining, Inc. Tranche B, term loan 5.25% 11/12/20 (b)	941,807	941,807

TOTAL ENERGY		21,764,232

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3.7328% 12/15/23 (b)	360,000	362,927
AMC Entertainment, Inc. Tranche B, term loan 3.6622% 12/15/22 (b)	493,750	497,661
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	793,748	798,875
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	215,000	212,850
Lions Gate Entertainment Corp. term loan 3.8544% 12/8/23 (b)	800,000	804,248

TOTAL ENTERTAINMENT/FILM		2,676,561

Environmental - 0.8%
Metal Services LLC Tranche B, term loan 8.5% 6/30/19 (b)	941,970	946,284
The Brickman Group, Ltd. Tranche B 1LN, term loan 4.0008% 12/18/20 (b)	1,506,755	1,509,663
WTG Holdings III Corp.:
term loan 5.5% 1/15/21 (b)	495,000	498,094
Tranche B 1LN, term loan 4.75% 1/15/21 (b)	530,595	533,248

TOTAL ENVIRONMENTAL		3,487,289

Food & Drug Retail - 3.6%
Albertson's LLC:
term loan 4.3023% 6/22/23 (b)	1,523,800	1,531,419
Tranche B 4LN, term loan 3.7806% 8/25/21 (b)	7,057,928	7,086,790
Tranche B 5LN, term loan 4.4013% 12/21/22 (b)	1,108,182	1,114,765
Candy Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.5% 6/15/23 (b)	992,500	962,725
GOBP Holdings, Inc. Tranche B 1LN, term loan 5% 10/21/21 (b)	1,462,613	1,463,988
HLF Financing U.S. LLC Tranche B, term loan 6.2806% 2/15/23 (b)	500,000	499,790
JBS USA Lux SA Tranche B, term loan 3.2889% 10/30/22 (b)	500,000	501,565
Pizza Hut Holdings LLC Tranche B, term loan 2.9761% 6/16/23 (b)	746,250	749,519
RPI Finance Trust Tranche B 6LN, term loan:
3/27/23 (c)	527,495	528,592
3.1529% 3/27/23 (b)	472,505	473,488
Smart & Final, Inc. Tranche B, term loan 4.4157% 11/15/22 (b)	1,090,715	1,070,264

TOTAL FOOD & DRUG RETAIL		15,982,905

Food/Beverage/Tobacco - 1.6%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 5.25% 3/20/24 (b)	265,000	267,319
Blue Ribbon LLC Tranche B 1LN, term loan 5% 11/13/21 (b)	826,542	779,702
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (b)	1,276,800	1,287,436
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (b)	677,536	670,760
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (b)	1,085,000	1,052,450
Tranche B 1LN, term loan 4.9375% 6/30/21 (b)	1,745,250	1,746,350
U.S. Foods, Inc. Tranche B, term loan 3.5306% 6/27/23 (b)	1,240,625	1,251,282

TOTAL FOOD/BEVERAGE/TOBACCO		7,055,299

Gaming - 5.6%
Affinity Gaming LLC Tranche B, term loan 4.5% 7/1/23 (b)	496,250	498,319
American Casino & Entertainment Properties LLC Tranche B, term loan 4.25% 7/7/22 (b)	381,081	382,986
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3.1433% 10/20/21 (b)	1,409,752	1,417,237
Boyd Gaming Corp. Tranche B 1LN, term loan 3.4439% 9/15/23 (b)	750,000	753,630
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	793,959	797,437
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	6,708,431	6,741,973
Eldorado Resorts, Inc.:
Tranche B, term loan 3/16/24 (c)	1,345,000	1,341,638
Tranche B, term loan 4.25% 7/23/22 (b)	835,125	832,686
Gateway Casinos & Entertainment Ltd. term loan 4.8001% 2/22/23 (b)	1,085,000	1,095,850
Golden Nugget, Inc. Tranche B, term loan:
4.5% 11/21/19 (b)	185,282	187,714
4.5394% 11/21/19 (b)	432,324	438,000
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (b)	1,243,112	1,253,989
Greektown Holdings LLC Tranche B, term loan 3/20/24 (c)	365,000	364,774
MGM Mirage, Inc. Tranche A, term loan 3.0306% 4/25/21 (b)	666,563	666,563
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 10/14/23 (b)	498,750	499,269
Scientific Games Corp. Tranche B 3LN, term loan 4.8462% 10/1/21 (b)	4,261,725	4,314,315
Station Casinos LLC Tranche B, term loan 3.45% 6/8/23 (b)	1,702,138	1,702,563
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (b)	1,140,945	1,145,589
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (b)	198,399	198,399

TOTAL GAMING		24,632,931

Healthcare - 8.0%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	837,789	839,289
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (b)	759,275	758,644
American Renal Holdings, Inc. Tranche B 1LN, term loan 4.75% 8/20/19 (b)	494,698	494,288
Community Health Systems, Inc.:
Tranche G, term loan 3.7976% 12/31/19 (b)	1,470,838	1,460,645
Tranche H, term loan 4.0477% 1/27/21 (b)	1,808,820	1,783,045
CPI Holdco LLC Tranche B 1LN, term loan 5.15% 3/21/24 (b)	500,000	502,500
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (b)	366,515	365,445
Envision Healthcare Corp. Tranche B, term loan 4% 12/1/23 (b)	1,496,250	1,507,472
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3.0306% 2/15/24 (b)	997,500	1,005,520
Tranche B 9LN, term loan 2.7806% 3/18/23 (b)	3,439,013	3,453,835
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	972,261	889,619
InVentiv Health, Inc. Tranche B, term loan 4.804% 11/9/23 (b)	997,500	999,575
Kindred Healthcare, Inc. Tranche B, term loan 4.5% 4/9/21 (b)	1,384,345	1,383,764
Milk Specialties Co. Tranche B, term loan 5% 8/16/23 (b)	567,150	571,404
MPH Acquisition Holdings LLC Tranche B, term loan 4.75% 6/7/23 (b)	912,104	923,177
NMSC Holdings, Inc. Tranche B 1LN, term loan 6% 4/19/23 (b)	514,777	513,490
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (b)	464,888	466,194
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (b)	2,468,527	2,453,098
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	1,954,774	1,954,774
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (b)	496,250	497,803
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 8.25% 10/21/24 (b)	500,000	509,375
Tranche B 1LN, term loan 4.25% 10/21/23 (b)	498,750	499,688
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 4.75% 11/3/20 (b)	694,031	701,408
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	1,000,000	890,000
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	2,466,376	2,309,909
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.57% 4/1/22 (b)	6,295,412	6,309,325
Vizient, Inc. term loan 5% 2/11/23 (b)	1,319,779	1,329,678

TOTAL HEALTHCARE		35,372,964

Homebuilders/Real Estate - 1.7%
Americold Realty Operating Partnership LP Tranche B, term loan 4.75% 12/1/22(b)	577,399	582,815
Communications Sales & Leasing, Inc. Tranche B, term loan 4% 10/24/22 (b)	1,013,500	1,009,699
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.289% 11/4/22 (b)	85,106	84,823
Tranche B 1LN, term loan 4.297% 11/4/21 (b)	1,629,868	1,638,278
Lightstone Holdco LLC:
Tranche B, term loan 5.539% 1/30/24 (b)	939,674	944,607
Tranche C, term loan 5.539% 1/30/24 (b)	57,971	58,275
MGM Growth Properties Operating Partner LP Tranche B, term loan 3.2806% 4/25/23 (b)	1,408,215	1,414,087
RE/MAX LLC Tranche B, term loan 3.6622% 12/15/23 (b)	338,300	338,300
Realogy Group LLC term loan 3.2317% 7/20/22 (b)	1,495,179	1,509,204

TOTAL HOMEBUILDERS/REAL ESTATE		7,580,088

Hotels - 1.4%
ESH Hospitality, Inc. Tranche B, term loan 3.2844% 8/30/23 (b)	497,503	499,742
Four Seasons Holdings, Inc. Tranche B, term loan 3.9982% 11/30/23 (b)	2,753,100	2,780,631
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 2.9815% 10/25/23 (b)	964,383	971,066
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.7718% 4/14/21 (b)	956,125	961,107
Playa Resorts Holding BV Tranche B, term loan 4.0399% 8/9/19 (b)	868,540	869,088

TOTAL HOTELS		6,081,634

Insurance - 2.0%
Acrisure LLC:
Tranche B 1LN, term loan 5.75% 11/22/23 (b)	845,238	857,917
Tranche B, term loan 5.75% 11/22/23 (b)(d)	154,762	157,083
Alliant Holdings Intermediate LLC Tranche B, term loan 4.3873% 8/14/22 (b)	982,504	986,719
AmWINS Group, Inc. Tranche B 1LN, term loan 3.75% 1/25/24 (b)	498,750	498,750
Asurion LLC:
term loan 4.25% 8/4/22 (b)	2,158,041	2,167,212
Tranche B 2LN, term loan:
4.0306% 7/8/20 (b)	569,327	572,412
8.5% 3/3/21 (b)	280,000	283,150
Tranche B 5LN, term loan 4.75% 11/3/23 (b)	823,231	829,406
HUB International Ltd. Tranche B 1LN, term loan 4.034% 10/2/20 (b)	1,601,895	1,609,680
Lonestar Intermediate Super Holdings LLC term loan 10% 8/31/21 pay-in-kind (b)	500,000	519,375
VF Holdings Corp. term loan 4.25% 6/30/23 (b)	497,500	499,545

TOTAL INSURANCE		8,981,249

Leisure - 1.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	597,856	595,614
Delta 2 SARL Tranche B, term loan 4.5677% 2/1/24 (b)	435,000	434,565
Equinox Holdings, Inc.:
Tranche 2LN, term loan 8% 9/8/24 (b)	250,000	253,230
Tranche B 1LN, term loan 4.25% 3/8/24 (b)	750,000	755,160
Fitness International LLC Tranche B, term loan 6% 7/1/20 (b)	432,370	437,234
LTF Merger Sub, Inc. Tranche B, term loan 4% 6/10/22 (b)	1,473,806	1,476,385
SMG Tranche B 1LN, term loan 4.7238% 2/27/20 (b)	1,084,291	1,085,646

TOTAL LEISURE		5,037,834

Metals/Mining - 1.2%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	478,434	476,640
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (b)	222,346	223,494
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (b)	2,594,924	2,514,637
Peabody Energy Corp.:
term loan 3.4658% 2/7/22 (b)	1,250,000	1,248,438
Tranche B, term loan 0% 9/24/20 (e)	911,898	927,173
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (e)	1,712,487	0

TOTAL METALS/MINING		5,390,382

Paper - 0.6%
Caraustar Industries, Inc. Tranche B, term loan 6.5% 3/14/22 (b)	1,150,000	1,158,625
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 4.25% 12/29/23 (b)	1,410,000	1,417,487

TOTAL PAPER		2,576,112

Publishing/Printing - 3.1%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (b)	2,272,825	2,162,729
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	2,111,749	1,843,831
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 7% 12/31/21 (b)	883,863	890,934
Tranche B 6LN, term loan 6.5% 2/9/22 (b)	372,792	375,122
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	1,473,750	1,355,850
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	2,312,040	2,283,787
Merrill Communications LLC Tranche B, term loan 6.289% 6/1/22 (b)	824,712	824,712
Montreign Operating Co. LLC Tranche B 1LN, term loan 9.3073% 1/19/23 (b)	925,000	942,344
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (b)	984,817	998,359
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (b)	1,960,000	1,957,903

TOTAL PUBLISHING/PRINTING		13,635,571

Restaurants - 0.9%
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (b)	498,715	494,042
Focus Brands, Inc. term loan 5% 10/5/23 (b)	453,750	453,750
Landry's Acquisition Co. Tranche B 1LN, term loan 4.0389% 10/4/23 (b)	1,975,385	1,989,844
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	1,000,086	1,010,087

TOTAL RESTAURANTS		3,947,723

Services - 9.1%
Abacus Innovations Corp. Tranche B, term loan 3.0625% 8/16/23 (b)	748,125	754,297
Acosta, Inc. Tranche B, term loan 4.289% 9/26/21 (b)	2,020,657	1,889,314
Ancestry.Com Operations, Inc.:
Tranch B 1LN, term loan 4.25% 10/19/23 (b)	1,485,000	1,495,217
Tranche 2LN, term loan 9.27% 10/19/24 (b)	500,000	511,875
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.7709% 11/26/20 (b)	1,874,273	1,877,553
Bright Horizons Family Solutions Tranche B, term loan 3.6044% 11/7/23 (b)	468,348	472,680
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	2,262,660	2,150,658
Coinmach Service Corp. Tranche B, term loan 4.2903% 11/14/19 (b)	2,382,978	2,381,692
Creative Artists Agency LLC Tranche B, term loan 4.5% 2/15/24 (b)	623,438	631,623
Garda World Security Corp.:
term loan 4% 11/8/20 (b)	288,933	289,583
Tranche B 1LN, term loan 4% 11/8/20 (b)	997,500	999,744
Tranche DD, term loan 4% 11/8/20 (b)	50,191	50,304
GCA Services Group, Inc. Tranche B 1LN, term loan 6.0618% 3/1/23 (b)	736,475	738,316
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.5% 3/9/23 (b)	732,600	740,234
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	518,470	512,637
Tranche 2LN, term loan 7.5% 7/25/22 (b)	975,000	942,825
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (b)	1,483,797	1,491,216
Laureate Education, Inc. Tranche B, term loan 8.5093% 3/17/21 (b)	5,343,070	5,383,143
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	2,119,197	2,117,883
Nord Anglia Education Tranche B, term loan 4.554% 3/31/21 (b)	2,776,562	2,785,253
Outerwall, Inc.:
Tranche 2LN, term loan 9.75% 9/27/24 (b)	500,000	502,500
Tranche B 1LN, term loan 5.25% 9/27/23 (b)	497,500	501,480
Prime Security Services Borrower LLC Tranche B 1LN, term loan 4.25% 5/2/22 (b)	3,872,183	3,909,278
SAI Global GP Tranche B, term loan 5.5975% 12/8/23 (b)	748,125	757,477
Science Applications International Corp. Tranche B, term loan 3.5625% 5/4/22 (b)	351,433	352,972
Summit Midstream Partners LP Tranche B, term loan 7.0217% 5/16/22 (b)	1,000,000	1,017,500
The GEO Group, Inc. Tranche B, term loan 3/9/24 (c)	485,000	487,124
The ServiceMaster Co. Tranche B, term loan 3.2806% 11/8/23 (b)	997,500	1,006,537
Thomson Reuters IP&S Tranche B 1LN, term loan 4.75% 10/3/23 (b)	1,273,600	1,274,402
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (b)	999,876	999,876
Tranche B 2LN, term loan 8% 5/14/23 (b)	305,000	301,950
Xerox Business Services LLC Tranche B, term loan 6.3344% 12/7/23 (b)	997,500	1,007,724

TOTAL SERVICES		40,334,867

Steel - 0.2%
JMC Steel Group, Inc. Tranche B, term loan 4.9062% 6/14/21 (b)	694,013	703,555
Super Retail - 4.6%
Academy Ltd. Tranche B, term loan 5.0553% 7/2/22 (b)	1,391,558	1,024,187
Bass Pro Group LLC:
term loan 5.7204% 6/9/18 (b)	500,000	500,940
Tranche B, term loan 4.1044% 6/5/20 (b)	1,307,182	1,284,306
Bass Pro Shops LLC. Tranche B, term loan 5.9704% 12/16/23 (b)	3,000,000	2,885,640
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 2/3/25 (b)	500,000	487,000
Tranche B 1LN, term loan 4.75% 2/3/24 (b)	1,880,000	1,835,012
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	355,954	290,355
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4.0389% 8/19/23 (b)	995,000	992,821
JC Penney Corp., Inc. Tranche B, term loan 5.304% 6/23/23 (b)	4,471,785	4,436,010
Party City Holdings, Inc. term loan 3.855% 8/19/22 (b)	1,416,209	1,411,904
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 4.2873% 1/26/23 (b)	1,486,241	1,397,438
PetSmart, Inc. term loan 4.02% 3/11/22 (b)	2,456,250	2,342,648
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	1,585,885	1,564,570
Sports Authority, Inc. Tranche B, term loan 0% 11/16/17 (e)	1,443,775	86,179

TOTAL SUPER RETAIL		20,539,010

Technology - 10.4%
Applied Systems, Inc. Tranche B 1LN, term loan 4% 1/23/21 (b)	450,567	452,707
Aptean, Inc.:
Tranche 2LN, term loan 10.5% 12/20/23 (b)	210,000	209,475
Tranche B 1LN, term loan 6% 12/20/22 (b)	500,000	507,500
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	422,832	422,764
5% 9/10/20 (b)	243,348	243,431
Bright Bidco BV Tranche B, term loan 3/17/24 (c)	500,000	502,915
Cavium, Inc. Tranche B 1LN, term loan 3.2283% 8/16/22 (b)	437,321	438,961
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5387% 9/15/20 (b)	1,097,219	1,087,618
Cologix Holdings, Inc. Tranche B 1LN, term loan 3/20/24 (c)	500,000	500,155
Compuware Corp.:
term loan 9.25% 12/15/22 (b)	971,876	973,499
Tranche B 3LN, term loan 5.25% 12/15/21 (b)	826,893	828,134
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/15/19 (b)	1,708,913	1,709,989
Dell International LLC Tranche B, term loan 3.35% 9/7/23 (b)	1,496,250	1,501,233
EIG Investors Corp. Tranche B 1LN, term loan 6.0416% 2/9/23 (b)	1,951,343	1,964,358
Electro Rent Corp. Tranche B 1LN, term loan 6% 1/31/24 (b)	498,750	501,867
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	1,280,688	1,281,969
First Data Corp. Tranche B, term loan 3.9839% 7/10/22 (b)	3,664,767	3,691,483
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.2801% 6/17/22 (b)	460,000	449,650
Tranche B 1LN, term loan 5% 6/17/21 (b)	303,851	305,370
Genesys Telecommunications Laboratories, Inc. term loan 5.0248% 12/1/23 (b)	1,995,133	2,008,022
Global Payments, Inc. Tranche B, term loan 3.2806% 4/22/23 (b)	387,327	389,264
Go Daddy Operating Co. LLC Tranche B, term loan:
2/15/24 (d)	285,285	285,536
3.4122% 2/15/24 (b)	214,715	214,904
Infor U.S., Inc. Tranche B 6LN, term loan 3.75% 2/1/22 (b)	806,240	803,072
Information Resources, Inc.:
Tranche 2LN, term loan 9.25% 1/18/25 (b)	500,000	496,665
Tranche B 1LN, term loan 5.25% 1/18/24 (b)	960,000	970,502
Kronos, Inc. term loan:
5.0339% 11/1/23 (b)	1,995,000	2,005,194
9.284% 11/1/24 (b)	2,000,000	2,061,260
Landesk Group, Inc. term loan:
5.25% 1/20/24 (b)	1,650,000	1,657,227
10% 1/20/25 (b)	500,000	494,750
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	390,000	386,100
Tranche B 3LN, term loan 4.5% 10/16/22 (b)	753,616	753,617
Micron Technology, Inc. Tranche B, term loan 4.54% 4/26/22 (b)	496,250	497,957
Microsemi Corp. Tranche B, term loan 3.2261% 1/15/23 (b)	368,524	370,194
Rackspace Hosting, Inc. term loan 4.5345% 11/3/23 (b)	2,149,613	2,162,747
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.75% 4/9/21 (b)	1,682,232	1,687,834
Tranche 2LN, term loan 8% 4/9/22 (b)	1,105,000	1,099,475
SolarWinds Holdings, Inc. Tranche B, term loan 4.5% 2/5/23 (b)	496,256	496,008
Solera LLC Tranche B, term loan 4.25% 3/3/23 (b)	1,350,402	1,355,655
Sophia L.P. term loan 4.25% 9/30/22 (b)	2,278,710	2,276,568
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3.0306% 7/8/22 (b)	684,944	687,944
Tranche B 2LN, term loan 3.0306% 7/8/22 (b)	58,552	58,809
Sybil Software LLC. Tranche B, term loan 5% 9/30/22 (b)	1,555,313	1,566,977
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (b)	404,509	370,757
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	983,158	997,905
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	995,000	989,776
Veritas U.S., Inc. Tranche B 1LN, term loan 6.7718% 1/27/23 (b)	314,207	311,196
WEX, Inc. Tranche B, term loan 4.2806% 7/1/23 (b)	992,500	1,003,308

TOTAL TECHNOLOGY		46,032,301

Telecommunications - 7.6%
Altice Financing SA Tranche B, term loan 6/22/25 (c)	500,000	500,000
Consolidated Communications, Inc. Tranche B 2LN, term loan 10/5/23 (c)	500,000	501,875
Digicel International Finance Ltd. Tranche D 2LN, term loan 4.4982% 3/31/19 (b)	1,458,295	1,438,244
DigitalGlobe, Inc. Tranche B, term loan 3.5306% 1/15/24 (b)	508,725	510,317
Evo Payments International LLC Tranche B 1LN, term loan 6% 12/20/23 (b)	500,000	503,960
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	3,217,018	3,229,886
GTT Communications, Inc. Tranche B, term loan 5% 1/9/24 (b)	324,188	328,240
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.8873% 6/30/19 (b)	3,695,000	3,613,932
Level 3 Financing, Inc. Tranche B, term loan 3.2272% 2/22/24 (b)	2,500,000	2,503,125
LTS Buyer LLC Tranche B 1LN, term loan 4.2482% 4/11/20 (b)	2,855,109	2,865,815
Neptune Finco Corp.:
Tranche B, term loan:
7/17/25 (c)	258,230	257,842
3.9428% 10/11/24 (b)	656,250	654,406
Tranche DD 1LN, term loan 7/17/25 (c)	51,770	51,576
Neustar, Inc. Tranche B2 1LN, term loan 2/29/24 (c)	805,000	814,056
Onvoy LLC Tranche B 1LN, term loan 5.5% 2/10/24 (b)	750,000	747,660
Polycom, Inc. Tranche B, term loan 6.25% 9/27/23 (b)	920,833	930,963
RP Crown Parent, LLC Tranche B, term loan 4.5% 10/12/23 (b)	1,421,438	1,429,440
Sable International Finance Ltd. Tranche B 1LN, term loan 5.5306% 12/31/22 (b)	1,350,000	1,359,558
Securus Technologies Holdings, Inc. Tranche 2LN, term loan 9% 4/30/21 (b)	1,980,000	1,970,100
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.25% 4/30/20 (b)	987,500	985,653
SFR Group SA Tranche B 11LN, term loan 6/22/25 (c)	1,500,000	1,493,910
Sprint Communications, Inc. Tranche B, term loan 3.3125% 2/3/24 (b)	3,445,000	3,442,554
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (b)	630,277	636,580
Telenet Financing USD LLC Tranche B, term loan 3.9122% 1/31/25 (b)	500,000	500,065
Telesat LLC Tranche B 4LN, term loan 3.85% 11/17/23 (b)	1,990,013	2,004,440
Xplornet Communications, Inc. Tranche B, term loan 7% 9/9/21 (b)	626,850	634,686

TOTAL TELECOMMUNICATIONS		33,908,883

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 6.1161% 6/15/23 (b)	417,900	421,557
Transportation Ex Air/Rail - 0.4%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	817,000	747,555
Navios Maritime Partners LP Tranche B, term loan 6.13% 9/3/20 (b)	1,100,000	1,086,943

TOTAL TRANSPORTATION EX AIR/RAIL		1,834,498

Utilities - 6.1%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	85,280	85,387
6.375% 8/13/19 (b)	1,282,872	1,284,476
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (b)	878,389	883,879
Calpine Corp. Tranche B, term loan 2.54% 11/30/17 (b)	363,636	363,749
Cortes NP Acquisition Corp. Tranche B, term loan 5.0302% 11/30/23 (b)	1,291,843	1,303,960
Dynegy, Inc. Tranche C, term loan 4.25% 6/27/23 (b)	2,500,000	2,504,825
Energy Future Holdings Corp. term loan 4.304% 6/30/17 (b)	3,730,000	3,723,771
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	1,600,528	1,607,330
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	1,271,140	824,652
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (b)	1,620,000	1,575,450
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	2,432,600	2,420,437
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	2,046,527	2,033,736
Limetree Bay Terminals LLC term loan 6.04% 2/15/24 (b)	900,000	909,000
Longview Power LLC Tranche B, term loan 7% 4/13/21 (b)	982,500	823,659
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	2,431,203	2,373,462
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	664,585	581,931
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23	195,439	172,638
Tex Operations Co. LLC:
Tranche B, term loan 3.5306% 8/4/23 (b)	2,030,625	2,025,548
Tranche C, term loan 3.5306% 8/4/23 (b)	464,286	463,125
USIC Holdings, Inc. Tranche 1LN, term loan 6.75% 12/9/23 (b)	498,750	501,244
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.1928% 12/14/23 (b)	748,125	748,686

TOTAL UTILITIES		27,210,945

TOTAL BANK LOAN OBLIGATIONS
(Cost $404,843,970)		404,275,765

Nonconvertible Bonds - 2.2%
Containers - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.289% 5/15/21 (b)(f)	785,000	803,644
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4.5232% 7/15/21 (b)(f)	520,000	532,028

TOTAL CONTAINERS		1,335,672

Diversified Financial Services - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	500,000	548,125
Energy - 0.1%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (f)	500,000	550,625
Gaming - 0.1%
Scientific Games Corp. 7% 1/1/22 (f)	335,000	357,613
Healthcare - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	165,000	162,525
Tenet Healthcare Corp.:
4.6312% 6/15/20 (b)	1,000,000	1,005,000
7.5% 1/1/22 (f)	240,000	259,200

TOTAL HEALTHCARE		1,426,725

Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	325,000	338,000
7.25% 11/30/21 (f)	500,000	533,125

TOTAL LEISURE		871,125

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	500,000	508,125
Publishing/Printing - 0.2%
Cenveo Corp. 6% 8/1/19 (f)	920,000	759,000
Services - 0.1%
APX Group, Inc. 7.875% 12/1/22	425,000	459,000
Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (f)	295,000	295,000
Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (f)	293,000	300,372
Telecommunications - 0.5%
Altice Financing SA 7.5% 5/15/26 (f)	900,000	956,250
SFR Group SA:
6.25% 5/15/24 (f)	515,000	518,219
7.375% 5/1/26 (f)	855,000	880,650

TOTAL TELECOMMUNICATIONS		2,355,119

TOTAL NONCONVERTIBLE BONDS
(Cost $9,577,100)		9,766,501
	Shares	Value

Common Stocks - 0.7%
Chemicals - 0.4%
LyondellBasell Industries NV Class A	18,200	1,659,658
Metals/Mining - 0.1%
Warrior Met Coal LLC Class A (g)	1,860	443,554
Publishing/Printing - 0.1%
Tribune Media Co. Class A	6,975	259,958
Telecommunications - 0.1%
FairPoint Communications, Inc. (h)	34,000	564,400
Utilities - 0.0%
Southcross Holdings Borrower LP	211	93,960
TOTAL COMMON STOCKS
(Cost $5,185,591)		3,021,530

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (h)
(Cost $29,756)	29,778	29,778

Money Market Funds - 8.8%
Fidelity Cash Central Fund, 0.84% (i)
(Cost $39,015,306)	39,011,213	39,019,015
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $458,651,723)		456,112,589
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(12,762,035)
NET ASSETS - 100%		$443,350,554

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $360,884 and $361,927, respectively.

 (e) Non-income producing - Security is in default.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,631,851 or 1.7% of net assets.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $443,554 or 0.1% of net assets.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	3/20/14 - 4/14/14	$3,713,113

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$81,912
Total	$81,912

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$259,958	$259,958	$--	$--
Energy	443,554	--	443,554	--
Materials	1,659,658	1,659,658	--	--
Telecommunication Services	564,400	564,400	--	--
Utilities	93,960	--	--	93,960
Bank Loan Obligations	404,275,765	--	400,202,644	4,073,121
Corporate Bonds	9,766,501	--	9,766,501	--
Other	29,778	--	--	29,778
Money Market Funds	39,019,015	39,019,015	--	--
Total Investments in Securities:	$456,112,589	$41,503,031	$410,412,699	$4,196,859

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $419,636,418)	$417,093,574
Fidelity Central Funds (cost $39,015,306)	39,019,015
Total Investments (cost $458,651,724)		$456,112,589
Cash		1,594,659
Receivable for investments sold		7,398,031
Receivable for fund shares sold		54,868
Interest receivable		2,728,481
Distributions receivable from Fidelity Central Funds		24,763
Prepaid expenses		423
Total assets		467,913,814
Liabilities
Payable for investments purchased	$20,782,913
Payable for fund shares redeemed	3,488,705
Accrued management fee	207,232
Other affiliated payables	35,659
Other payables and accrued expenses	48,751
Total liabilities		24,563,260
Net Assets		$443,350,554
Net Assets consist of:
Paid in capital		$462,722,014
Undistributed net investment income		1,841,160
Accumulated undistributed net realized gain (loss) on investments		(18,673,485)
Net unrealized appreciation (depreciation) on investments		(2,539,135)
Net Assets		$443,350,554
Series Floating Rate High Income:
Net Asset Value, offering price and redemption price per share ($205,771,099 ÷ 21,627,275 shares)		$9.51
Class F:
Net Asset Value, offering price and redemption price per share ($237,579,455 ÷ 24,971,683 shares)		$9.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$74,673
Interest		11,561,192
Income from Fidelity Central Funds		81,912
Total income		11,717,777
Expenses
Management fee	$1,236,473
Transfer agent fees	106,657
Accounting fees and expenses	108,747
Custodian fees and expenses	11,879
Independent trustees' fees and expenses	901
Audit	47,268
Legal	3,660
Miscellaneous	2,050
Total expenses before reductions	1,517,635
Expense reductions	(3,378)	1,514,257
Net investment income (loss)		10,203,520
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,318,196)
Fidelity Central Funds	518
Total net realized gain (loss)		(1,317,678)
Change in net unrealized appreciation (depreciation) on investment securities		5,619,245
Net gain (loss)		4,301,567
Net increase (decrease) in net assets resulting from operations		$14,505,087

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,203,520	$20,459,901
Net realized gain (loss)	(1,317,678)	(13,779,387)
Change in net unrealized appreciation (depreciation)	5,619,245	12,762,980
Net increase (decrease) in net assets resulting from operations	14,505,087	19,443,494
Distributions to shareholders from net investment income	(9,992,168)	(21,033,981)
Share transactions - net increase (decrease)	(46,181)	10,071,627
Total increase (decrease) in net assets	4,466,738	8,481,140
Net Assets
Beginning of period	438,883,816	430,402,676
End of period	$443,350,554	$438,883,816
Other Information
Undistributed net investment income end of period	$1,841,160	$1,629,808

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Floating Rate High Income Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$9.46	$10.33	$10.58	$10.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.216	.438	.457	.468	.538	.517
Net realized and unrealized gain (loss)	.086	(.028)	(.534)	.002	.083	.625
Total from investment operations	.302	.410	(.077)	.470	.621	1.142
Distributions from net investment income	(.212)	(.450)	(.434)	(.439)	(.460)	(.430)
Distributions from net realized gain	–	–	(.359)	(.281)	(.271)	(.022)
Total distributions	(.212)	(.450)	(.793)	(.720)	(.731)	(.452)
Net asset value, end of period	$9.51	$9.42	$9.46	$10.33	$10.58	$10.69
Total ReturnC,D	3.23%	4.59%	(.80)%	4.58%	6.04%	11.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.75%	.72%	.72%	.72%	.75%G
Expenses net of fee waivers, if any	.74%G	.75%	.72%	.72%	.72%	.75%G
Expenses net of all reductions	.74%G	.75%	.72%	.72%	.72%	.75%G
Net investment income (loss)	4.57%G	4.78%	4.61%	4.46%	5.07%	5.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$205,771	$203,368	$205,782	$430,191	$781,842	$833,111
Portfolio turnover rateH	78%G	46%	42%	61%	87%	39%G,I

 A For the period October 20, 2011 (commencement of operations) to September 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Floating Rate High Income Fund Class F

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$9.46	$10.33	$10.58	$10.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.221	.448	.467	.479	.549	.530
Net realized and unrealized gain (loss)	.086	(.027)	(.534)	.003	.084	.623
Total from investment operations	.307	.421	(.067)	.482	.633	1.153
Distributions from net investment income	(.217)	(.461)	(.444)	(.451)	(.472)	(.441)
Distributions from net realized gain	–	–	(.359)	(.281)	(.271)	(.022)
Total distributions	(.217)	(.461)	(.803)	(.732)	(.743)	(.463)
Net asset value, end of period	$9.51	$9.42	$9.46	$10.33	$10.58	$10.69
Total ReturnC,D	3.28%	4.71%	(.70)%	4.69%	6.16%	11.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.64%	.62%	.61%	.61%	.63%G
Expenses net of fee waivers, if any	.64%G	.64%	.62%	.61%	.61%	.63%G
Expenses net of all reductions	.64%G	.64%	.62%	.61%	.61%	.63%G
Net investment income (loss)	4.68%G	4.89%	4.71%	4.56%	5.18%	5.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$237,579	$235,516	$224,621	$450,608	$732,099	$573,596
Portfolio turnover rateH	78%G	46%	42%	61%	87%	39%G,I

 A For the period October 20, 2011 (commencement of operations) to September 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Floating Rate High Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sale and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$8,895,829
Gross unrealized depreciation	(9,810,121)
Net unrealized appreciation (depreciation) on securities	$(914,292)
Tax cost	$457,026,881

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(17,260,805)
Total capital loss carryforward	$(17,260,805)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08 which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $164,529,969 and $178,975,008, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

The Board and shareholders approved a new management contract, effective June 1, 2017. Under the management contract, the Fund will not pay a management fee. In addition, the investment adviser will pay all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Floating Rate High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Floating Rate High Income	$106,657.10

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,053 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,046.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,332.

Effective June 1, 2017, the investment adviser will contractually reimburse expenses of each class to the extent annual operating expenses exceed .014% of class-level average net assets. Fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses will be excluded from this reimbursement.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2017	Year ended September 30, 2016
From net investment income
Series Floating Rate High Income	$4,569,821	$9,784,832
Class F	5,422,347	11,249,149
Total	$9,992,168	$21,033,981

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2017	Year ended September 30, 2016	Six months ended March 31, 2017	Year ended September 30, 2016
Series Floating Rate High Income
Shares sold	690,478	1,173,078	$6,554,598	$10,706,536
Reinvestment of distributions	481,414	1,069,952	4,569,821	9,784,832
Shares redeemed	(1,138,257)	(2,402,700)	(10,805,685)	(22,000,146)
Net increase (decrease)	33,635	(159,670)	$318,734	$(1,508,778)
Class F
Shares sold	1,224,601	2,677,976	$11,634,521	$24,477,537
Reinvestment of distributions	571,328	1,229,803	5,422,347	11,249,149
Shares redeemed	(1,833,577)	(2,644,007)	(17,421,783)	(24,146,281)
Net increase (decrease)	(37,648)	1,263,772	$(364,915)	$11,580,405

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Series Floating Rate High Income	.74%
Actual		$1,000.00	$1,032.30	$3.75-C
Hypothetical-D		$1,000.00	$1,021.24	$3.73-C
Class F	.64%
Actual		$1,000.00	$1,032.80	$3.24-C
Hypothetical-D		$1,000.00	$1,021.74	$3.23-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C If fees and changes to the class level expense contract and/ or expense cap, effective June 1, 2017, had been in effect during the current period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

 D 5% return per year before expenses

	Annualized Expense Ratio-(a)	Expenses Paid
Series Floating Rate High Income	.01%
Actual		$.05
Hypothetical-(b)		$.05
Class F	.01%
Actual		$.05
Hypothetical-(b)		$.05

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SFR-SANN-0517
1.924293.105

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2017